CONVERTIBLE NOTES PAYABLE - Convertible promissory notes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
MINERAL PROPERTIES
Convertible promissory notes		$ 1,015,604
Less: debt discount		(897,117)
Convertible promissory notes, net		$ 118,487